Quarterly Financial Information (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 9,246,128	$ 11,037,308	$ 24,175,638	$ 18,746,592	$ 9,330,542	$ 9,679,742	$ 21,290,227	$ 18,499,176	$ 63,205,666	$ 58,799,687	$ 70,798,871
Gross margin	4,851,654	5,229,027	9,585,727	7,936,483	4,709,570	4,975,378	9,118,522	8,129,627	27,602,891	26,933,097	27,269,566
Operating income	385,795	645,821	4,813,348	2,950,091	391,928	530,491	4,455,171	3,408,945	8,795,055	8,786,535	9,313,046
Net income (loss)	$ (100,911)	$ 110,103	$ 2,698,707	$ 1,554,153	$ (73,772)	$ 52,298	$ 2,483,307	$ 1,834,912	$ 4,262,052	$ 4,296,745	$ 4,653,473
Earnings per share of common stock:
Basic (in usd per share)	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ (0.02)	$ 0.01	$ 0.54	$ 0.40	$ 0.91	$ 0.92	$ 1.01
Diluted (in usd per share)	$ (0.02)	$ 0.02	$ 0.57	$ 0.33	$ (0.02)	$ 0.01	$ 0.53	$ 0.40	$ 0.91	$ 0.92	$ 1.01